Schedule of Investments (unaudited)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.7%
Alabama Federal Aid Highway Finance Authority RB
Series A, 5.00%, 09/01/27	$135	$155,448
Series A, 5.00%, 09/01/29 (PR 09/01/27)	100	115,147
Alabama Highway Finance Corp. RB, 5.00%, 08/01/27	130	148,469
Alabama Public School and College Authority RB, Series A, 5.00%, 11/01/27	565	650,939
City of Huntsville AL, 5.00%, 11/01/27 (CALL 05/01/27)	100	114,315
City of Huntsville AL GOL
5.00%, 05/01/27 (Call 05/01/26)	80	89,340
Series A, 5.00%, 05/01/28 (Call 11/01/27)	60	69,202
State of Alabama GO
5.00%, 11/01/27	170	196,133
Series C, 5.00%, 08/01/27 (Call 08/01/26)	180	201,760
Water Works Board of the City of Birmingham (The) RB
Series B, 5.00%, 01/01/32 (PR 01/01/27)	200	226,406
Series B, 5.00%, 01/01/43 (PR 01/01/27)	250	283,007
		2,250,166
Alaska — 0.1%
State of Alaska GO, 5.00%, 08/01/27	135	154,872

Arizona — 1.5%
Arizona State University RB, Series B, 5.00%, 07/01/30 (Call 07/01/27)	150	168,187
City of Chandler AZ GOL, 5.00%, 07/01/27	50	57,254
City of Phoenix AZ GO, 5.00%, 07/01/27 (Call 07/01/26)	290	324,171
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/27	145	166,623
5.00%, 07/01/27 (Call 07/01/26)	260	290,711
Series D, 5.00%, 07/01/29 (CALL 07/01/27)	210	235,332
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/28 (Call 07/01/27)	40	45,501
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/27	110	125,404
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/27	55	62,436
Series A, 5.00%, 01/01/27	210	238,394
Series A, 5.00%, 01/01/29 (Call 01/01/27)	190	213,968
State of Arizona COP, Series A, 5.00%, 10/01/27	100	115,315
		2,043,296
California — 14.1%
Anaheim Housing & Public Improvements Authority RB, 5.00%, 10/01/27	215	247,127
Bay Area Toll Authority RB, 4.00%, 04/01/29 (Call 04/01/27)	550	591,590
California Health Facilities Financing Authority RB, 5.00%, 11/01/27	780	896,541
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/27 (Call 04/01/27)	50	57,116
5.00%, 10/01/28 (Call 04/01/27)	185	210,066
California State Public Works Board RB
5.00%, 09/01/29 (Call 09/01/27)	175	199,438
5.00%, 10/01/30 (CALL 10/01/27)	150	170,301
Series C, 5.00%, 03/01/28 (Call 03/01/27)	320	362,746
Series G, 5.00%, 10/01/31 (Call 10/01/27)	235	265,617
California State University RB
5.00%, 11/01/29 (Call 05/01/27)	200	226,816
Series A, 5.00%, 11/01/27 (Call 11/01/25)	95	104,712
Series A, 5.00%, 11/01/27 (Call 05/01/26)	300	335,127
Series A, 5.00%, 11/01/30 (Call 05/01/27)	185	209,041
Security	Par (000)	Value

California (continued)
Carlsbad Unified School District GO, 5.00%, 08/01/27 (Call 08/01/26)	$190	$212,580
City of Foster City CA GO, 4.00%, 08/01/30 (Call 08/01/27)	100	107,452
City of Los Angeles CA Wastewater System Revenue RB, Series B, 5.00%, 06/01/27	275	316,498
City of Los Angeles Department of Airports RB
5.00%, 05/15/27	170	193,849
Series C, 5.00%, 05/15/27	250	284,213
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/27	125	144,418
5.00%, 11/01/27 (Call 05/01/25)	50	54,343
5.00%, 11/01/27 (Call 11/01/26)	250	282,161
Series D, 5.00%, 11/01/30 (Call 11/01/27)	230	261,887
Coast Community College District GO, Series D, 5.00%, 08/01/28 (Call 08/01/27)	120	136,724
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/27 (Call 03/01/25)	110	119,133
County of Santa Clara CA GO, Series C, 5.00%, 08/01/31 (Call 08/01/27)	195	220,134
East Bay Municipal Utility District Wastewater System Revenue RB, Series A, 5.00%, 06/01/28 (Call 06/01/27)	130	148,473
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/27	60	68,874
Los Angeles Community College District/CA GO, 4.00%, 08/01/30 (Call 08/01/27)	100	107,452
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/30 (CALL 07/01/27)	140	159,273
Series A, 5.00%, 06/01/27	390	449,243
Series A, 5.00%, 07/01/29 (Call 07/01/27)	160	182,649
Los Angeles Department of Water & Power Power System
Revenue RB, 5.00%, 07/01/31 (CALL 01/01/27)	90	101,711
Los Angeles Department of Water & Power RB, 5.00%, 07/01/27	300	343,977
Los Angeles Department of Water & Power System Revenue RB, Series C, 5.00%, 07/01/28 (Call 07/01/27)	270	308,827
Los Angeles Department of Water RB, Series A, 5.00%, 07/01/30 (Call 01/01/27)	320	362,226
Los Angeles Unified School District/CA GO
5.00%, 07/01/27	500	575,072
Series A, 5.00%, 07/01/27	175	201,275
Series B1, 5.00%, 07/01/27	195	224,278
Metropolitan Water District of Southern California RB, Series C, 5.00%, 10/01/27	55	63,658
Modesto Irrigation District RB, Series A, 5.00%, 10/01/27 (CALL 10/01/25)	40	43,694
Mountain View Los Altos Union High School District/CA GO, Series C, 0.00%, 08/01/27(a)	150	133,349
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/27 (Call 11/01/26)	215	241,161
Newport Mesa Unified School District GO, 0.00%, 08/01/27 (NPFGC)(a)	215	193,127
Palo Alto Unified School District GO, 0.00%, 08/01/27(a)	130	115,912
Riverside County Transportation Commission RB
5.00%, 06/01/31 (CALL 12/01/27)	360	406,662
Series B, 5.00%, 06/01/28 (Call 12/01/27)	105	120,699
Sacramento Municipal Utility District RB, 5.00%, 08/15/27	40	46,043
San Diego County Regional Airport Authority RB, 5.00%, 07/01/27	100	113,002
San Diego Unified School District/CA GO
5.00%, 07/01/30 (Call 07/01/27)	185	209,912
Series J, 5.00%, 07/01/29 (Call 07/01/27)	100	113,904

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
5.00%, 07/01/29 (Call 07/01/27)	$190	$215,276
Series A, 5.00%, 07/01/29 (Call 07/01/27)	100	113,303
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/27 (Call 05/01/26)	140	154,895
Series D, 5.00%, 05/01/27 (Call 05/01/26)	100	110,640
San Francisco County Transportation Authority Sales Tax Revenue RB, 4.00%, 02/01/29 (Call 02/01/27)	165	177,166
San Jose Unified School District GO
5.00%, 08/01/27	150	172,853
Series C, 0.00%, 08/01/27 (NPFGC)(a)	95	84,122
San Mateo County Community College District GO
Series A, 0.00%, 09/01/27 (NPFGC)(a)	355	319,392
Series B, 0.00%, 09/01/27 (NPFGC)(a)	100	89,970
San Mateo Union High School District GO, Series C, 0.00%, 09/01/27 (NPFGC)(a)	170	151,647
Santa Monica Public Financing Authority RB, 5.00%, 07/01/31 (Call 07/01/27)	65	72,912
Southern California Public Power Authority RB, Series C, 5.00%, 07/01/27 (Call 01/01/25)	70	75,312
State of California Department of Water Resources RB, Series AX, 5.00%, 12/01/31 (Call 12/01/27)	125	142,180
State of California GO
4.00%, 08/01/27 (Call 08/01/26)	35	37,933
5.00%, 04/01/27	225	257,699
5.00%, 08/01/27	270	311,694
5.00%, 11/01/27	340	394,293
5.00%, 12/01/27	295	342,613
5.00%, 08/01/28 (Call 08/01/27)	355	407,202
5.00%, 11/01/28 (Call 11/01/27)	365	420,774
5.00%, 08/01/29 (Call 08/01/27)	260	297,171
5.00%, 08/01/30 (Call 08/01/27)	640	729,627
5.00%, 11/01/30 (Call 11/01/27)	255	292,123
5.00%, 11/01/31 (Call 11/01/27)	320	365,292
Series C, 5.00%, 08/01/27 (Call 08/01/26)	270	303,418
University of California RB
5.00%, 05/15/29 (Call 05/15/27)	115	130,712
5.00%, 05/15/30 (CALL 05/15/27)	155	175,664
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	35	38,111
Series AY, 5.00%, 05/15/30 (Call 05/15/27)	550	623,324
Series I, 5.00%, 05/15/27 (Call 05/15/25)	240	261,062
West Valley-Mission Community College District GO, Series B, 5.00%, 08/01/27 (Call 08/01/25)	45	49,310
Western Municipal Water District Facilities Authority RB, 5.00%, 10/01/27	175	200,871
		18,762,644
Colorado — 0.7%
City & County of Denver Co. Airport System Revenue RB
5.00%, 11/15/27	100	114,741
Series B, 5.00%, 12/01/27	45	51,305
City & County of Denver Co. GO, 5.00%, 08/01/27	55	63,237
City of Colorado Springs Co. Utilities System Revenue RB,
5.00%, 11/15/27	300	346,502
Denver City & County School District No. 1 GO, Series B, 4.00%, 12/01/27 (SAW)	200	221,196
State of Colorado COP, Series K, 5.00%, 03/15/27	120	135,923
		932,904
Connecticut — 1.7%
City of Danbury CT GO, 5.00%, 11/01/27 (CALL 11/01/26)	50	56,401
Security	Par (000)	Value

Connecticut (continued)
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series A, 5.00%, 05/01/29 (Call 05/01/27)	$150	$169,852
State of Connecticut GO
5.00%, 08/15/27 (Call 08/15/26)	225	251,466
Series 2021 A, 4.00%, 01/15/27	105	114,111
Series A, 5.00%, 04/15/29 (Call 04/15/27)	325	364,895
Series B, 4.00%, 06/01/27	210	229,478
Series B, 5.00%, 06/15/27 (Call 06/15/25)	185	201,253
Series F, 5.00%, 11/15/27 (Call 11/15/25)	180	197,730
State of Connecticut Special Tax Revenue RB
5.00%, 09/01/27 (Call 09/01/26)	185	206,939
Series A, 5.00%, 01/01/27	105	118,388
Series B, 5.00%, 10/01/27	135	154,601
Series D, 5.00%, 11/01/27	200	229,345
		2,294,459
Delaware — 0.6%
Delaware Transportation Authority RB
5.00%, 07/01/27	195	223,981
5.00%, 07/01/27 (Call 07/01/26)	65	72,764
State of Delaware GO, Series A, 5.00%, 01/01/27	500	568,287
		865,032
District of Columbia — 2.0%
District of Columbia GO
Series A, 5.00%, 10/15/27	100	115,284
Series D, 5.00%, 06/01/27	335	383,377
Series E, 5.00%, 02/01/27	265	300,943
Series E, 5.00%, 06/01/27 (Call 12/01/26)	275	311,187
District of Columbia RB
Series A, 5.00%, 03/01/27	185	210,587
Series B, 5.00%, 10/01/27	205	236,286
Series C, 5.00%, 05/01/27	50	57,135
Series C, 5.00%, 10/01/27	155	178,655
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/27 (Call 10/01/25)	85	93,308
Series B, 5.00%, 10/01/27	50	57,551
Metropolitan Washington Airports Authority Aviation Revenue RB, 5.00%, 10/01/27	125	143,149
Washington Metropolitan Area Transit Authority RB
5.00%, 07/01/27	55	62,840
Series A, 5.00%, 07/15/27	320	366,577
Series A-1, 5.00%, 07/01/29 (Call 07/01/27)	115	129,726
		2,646,605
Florida — 2.6%
Broward County FL Water & Sewer Utility Revenue RB, 5.00%, 10/01/27 (Call 10/01/25)	180	196,953
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/27 (Call 10/01/26)	150	165,524
County of Miami-Dade FL GO, Series A, 5.00%, 07/01/27	100	114,255
County of Miami-Dade FL Water & Sewer System Revenue RB, Series B, 5.00%, 10/01/27	170	194,055
Florida Department of Environmental Protection RB
Series A, 5.00%, 07/01/27	185	211,652
Series A, 5.00%, 07/01/27 (Call 07/01/26)	150	167,735
Florida Department of Management Services RB, Series A, 3.00%, 09/01/31 (Call 09/01/27)	100	101,732
Hillsborough County Aviation Authority RB, 5.00%, 10/01/27	200	229,038
Hillsborough County School Board COP, Series B, 5.00%, 07/01/27	30	33,648
Orlando Utilities Commission RB, 5.00%, 10/01/27	200	229,779

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Palm Beach County School District COP
Series A, 5.00%, 08/01/27	$105	$119,917
Series B, 5.00%, 08/01/27	115	131,338
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/27	65	73,625
School District of Broward County/FL GO, 5.00%, 07/01/27	70	80,049
State of Florida Department of Transportation RB, 5.00%, 07/01/27	100	114,609
State of Florida Department of Transportation Turnpike System RB
Series A, 5.00%, 07/01/27	275	314,618
Series A, 5.00%, 07/01/29 (Call 07/01/27)	60	68,252
State of Florida GO
5.00%, 07/01/28 (CALL 07/01/27)	225	257,015
Series A, 5.00%, 07/01/27	60	69,039
Series B, 5.00%, 06/01/30 (Call 06/01/27)	65	73,252
Series C, 5.00%, 06/01/27	125	143,176
Series D, 5.00%, 06/01/27	90	103,087
State of Florida Lottery Revenue RB
5.00%, 07/01/27 (CALL 07/01/26)	115	128,967
Series A, 5.00%, 07/01/27	163	187,060
		3,508,375
Georgia — 1.9%
City of Atlanta GA Department of Aviation RB
5.00%, 07/01/27	100	114,003
Series A, 5.00%, 07/01/27	195	222,306
City of Atlanta GA Water & Wastewater Revenue RB
Series A, 5.00%, 11/01/31 (Call 11/01/27)	125	141,431
Series B, 5.00%, 11/01/29 (Call 11/01/27)	120	136,799
Series C, 5.00%, 11/01/28 (Call 11/01/27)	215	246,119
County of Columbia GA GO, 5.00%, 01/01/27	20	22,732
Georgia Ports Authority RB, 5.00%, 07/01/27	200	229,015
Georgia State Road & Tollway Authority RB, 5.00%, 06/01/27	365	416,259
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 5.25%, 07/01/27 (NPFGC)	100	115,930
Series D, 4.00%, 07/01/27	80	87,476
State of Georgia GO
5.00%, 07/01/28 (Call 01/01/27)	315	356,023
5.00%, 02/01/29 (Call 02/01/27)	75	84,989
Series C, 5.00%, 07/01/29 (Call 07/01/27)	210	240,044
Series F, 5.00%, 07/01/27 (Call 01/01/27)	95	107,912
		2,521,038
Hawaii — 1.9%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/27 (CALL 07/01/26)	240	267,798
Series A, 5.00%, 07/01/27 (Call 07/01/25)	285	310,261
City & County of Honolulu HI GO
5.00%, 07/01/27	355	407,400
5.00%, 09/01/27	175	201,507
Series B, 5.00%, 10/01/27 (Call 10/01/25)	100	109,483
Series C, 4.00%, 08/01/27	230	253,517
Series D, 5.00%, 09/01/31 (Call 09/01/27)	80	90,377
County of Hawaii HI GO, 5.00%, 09/01/27 (Call 03/01/26)	100	110,742
State of Hawaii GO
5.00%, 10/01/27	120	138,378
Series FE, 5.00%, 10/01/27 (Call 10/01/26)	145	162,990
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	75	84,305
Series FK, 5.00%, 05/01/28 (Call 05/01/27)	140	158,820
Series FN, 5.00%, 10/01/30 (Call 10/01/27)	185	210,110
		2,505,688
Security	Par (000)	Value

Idaho — 0.3%
Idaho Housing & Finance Association RB, Series A, 5.00%, 07/15/27	$320	$364,627

Illinois — 3.7%
Chicago O’Hare International Airport RB
Series A, 5.00%, 01/01/28 (Call 01/01/27)	125	139,295
Series B, 5.00%, 01/01/27 (Call 01/01/25)	140	149,610
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/27	100	111,500
Illinois Finance Authority RB
5.00%, 07/01/27	250	286,522
5.00%, 07/01/29 (Call 01/01/27)	685	764,829
Illinois State Toll Highway Authority RB
Series B, 5.00%, 01/01/27	345	388,210
Series B, 5.00%, 01/01/27 (Call 07/01/26)	125	139,201
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/01/27 (CALL 12/01/26)	145	163,628
Sales Tax Securitization Corp. RB, 5.00%, 01/01/27	110	121,960
State of Illinois GO
5.00%, 06/01/27 (Call 06/01/26)	100	108,117
5.00%, 10/01/27	325	357,926
Series A, 5.00%, 03/01/27	160	175,258
Series A, 5.00%, 12/01/27	400	440,788
Series B, 5.00%, 03/01/27	255	279,317
Series B, 5.00%, 09/01/27	140	154,131
Series D, 5.00%, 11/01/27	815	897,848
Series D, 5.00%, 11/01/28 (Call 11/01/27)	100	109,416
State of Illinois Sales Tax Revenue RB, Series C, 5.00%, 06/15/27	200	218,687
		5,006,243
Indiana — 0.8%
Indiana Finance Authority RB
5.00%, 10/01/27	180	207,247
Series C, 5.00%, 06/01/27 (Call 12/01/26)	345	388,557
Indiana University RB, 5.00%, 08/01/29 (CALL 08/01/27)	130	147,855
Indianapolis Local Public Improvement Bond Bank RB, Series A, 5.00%, 01/15/29 (Call 01/15/27)	325	366,154
		1,109,813
Iowa — 0.1%
City of Des Moines IA GO, 5.00%, 06/01/27	45	51,476
Iowa Finance Authority, 5.00%, 08/01/27 (Call 08/01/25)	80	87,299
		138,775
Kansas — 0.6%
County of Johnson KS GO, 5.00%, 09/01/27	140	160,693
State of Kansas Department of Transportation RB
5.00%, 09/01/27 (Call 09/01/25)	245	267,758
Series A, 5.00%, 09/01/28 (Call 09/01/27)	285	325,085
		753,536
Kentucky — 0.1%
Louisville/Jefferson County Metropolitan Government GO, Series A, 5.00%, 04/01/27	150	171,221

Louisiana — 0.6%
State of Louisiana Gasoline & Fuels Tax Revenue RB, Series B, 5.00%, 05/01/27	70	79,922
State of Louisiana GO
5.00%, 03/01/27	50	56,868
5.00%, 04/01/28 (Call 04/01/27)	35	39,752
Series A, 5.00%, 03/01/27	105	119,423
Series B, 5.00%, 08/01/27 (Call 08/01/26)	250	278,787
Series B, 5.00%, 10/01/27	80	92,124

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
State of Louisiana RB, 5.00%, 09/01/27	$110	$125,686
		792,562
Maine — 0.3%
Maine Municipal Bond Bank RB
5.00%, 11/01/27	145	167,212
5.00%, 11/01/27 (Call 11/01/26)	200	225,167
		392,379
Maryland — 4.1%
City of Baltimore MD GO, Series A, 5.00%, 10/15/27	45	51,878
City of Baltimore MD RB, Series B, 5.00%, 07/01/31 (Call 01/01/27)	100	111,263
County of Anne Arundel MD GOL
5.00%, 04/01/27	200	228,776
5.00%, 10/01/27	130	150,325
5.00%, 10/01/29 (Call 10/01/27)	185	211,553
County of Baltimore MD GO
5.00%, 03/01/27	105	119,869
5.00%, 08/01/27	190	219,045
County of Charles MD GO, 5.00%, 10/01/27	100	115,635
County of Howard MD GO, Series B, 5.00%, 02/15/28 (Call 02/15/27)	310	351,838
County of Montgomery MD GO
4.00%, 11/01/27	370	407,905
4.00%, 11/01/28 (CALL 11/01/27)	55	60,240
5.00%, 08/01/27	120	138,344
Series A, 5.00%, 11/01/27	195	225,821
Series C, 5.00%, 10/01/27	100	115,635
County of Prince George’s MD GOL, Series A, 5.00%, 07/15/27	485	558,814
State of Maryland Department of Transportation RB
4.00%, 09/01/27	85	93,513
5.00%, 10/01/27	320	369,860
5.00%, 10/01/27 (Call 10/01/26)	80	90,210
5.00%, 12/01/27	65	75,348
5.00%, 12/01/27 (Call 12/01/26)	100	112,828
5.00%, 09/01/28 (Call 09/01/27)	85	97,220
5.00%, 09/01/30 (Call 09/01/27)	200	226,418
State of Maryland GO
5.00%, 08/01/27	55	63,408
Second Series, 5.00%, 08/01/27	220	253,631
Series A, 5.00%, 03/15/27	300	342,801
Series A, 5.00%, 03/15/28 (Call 03/15/27)	240	272,817
Series A, 5.00%, 08/01/29 (CALL 08/01/27)	225	256,707
Washington Suburban Sanitary Commission RB
3.00%, 06/01/27 (GTD)	75	78,472
5.00%, 06/15/28 (Call 06/15/27) (GTD)	95	108,478
		5,508,652
Massachusetts — 3.6%
City of Boston MA GO
5.00%, 04/01/27	525	600,538
Series A, 5.00%, 05/01/27	40	45,846
Commonwealth of Massachusetts GOL
5.00%, 01/01/27	165	187,535
5.00%, 09/01/27	510	588,588
Series B, 5.00%, 07/01/27	120	138,017
Series C, 5.00%, 05/01/27	220	252,043
Series D, 5.00%, 07/01/27	80	92,011
Series E, 5.00%, 11/01/27	180	208,353
Series G, 5.00%, 09/01/27	230	265,442
Security	Par (000)	Value

Massachusetts (continued)
Commonwealth of Massachusetts Transportation Fund
Revenue RB, Series A, 5.00%, 06/01/30 (Call 12/01/27)	$100	$114,204
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/27	405	464,780
Series A-2, 5.00%, 07/01/28 (Call 07/01/27)	110	124,878
Massachusetts Clean Water Trust (The) RB
5.00%, 02/01/27	720	819,992
5.25%, 08/01/27	20	23,285
Massachusetts School Building Authority RB, Series C, 5.00%, 08/15/27 (Call 08/15/25)	245	268,026
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/27	300	340,153
Massachusetts Water Resources Authority RB, Series B, 5.00%, 08/01/29 (Call 08/01/27)	135	153,542
University of Massachusetts Building Authority RB, 5.00%, 11/01/27	60	69,256
		4,756,489
Michigan — 1.1%
Michigan Finance Authority RB, 5.00%, 12/01/28 (CALL 06/01/27)	190	213,957
Michigan State Building Authority RB, 5.00%, 10/15/27	345	396,070
State of Michigan RB, 5.00%, 03/15/27	265	301,167
State of Michigan Trunk Line Revenue RB, Series B, 5.00%, 11/15/27	215	247,742
University of Michigan RB, Series A, 5.00%, 04/01/29 (Call 04/01/27)	95	107,036
Wayne County Airport Authority RB, 5.00%, 12/01/27 (CALL 12/01/25)	200	217,886
		1,483,858
Minnesota — 1.1%
County of Hennepin MN GO, 5.00%, 12/01/27	230	266,362
State of Minnesota GO
5.00%, 08/01/27	215	248,201
Series A, 5.00%, 10/01/28 (Call 10/01/27)	160	183,804
Series A, 5.00%, 10/01/31 (Call 10/01/27)	130	147,072
Series B, 5.00%, 10/01/28 (Call 10/01/27)	100	114,877
Series D, 5.00%, 08/01/27 (Call 08/01/26)	265	298,121
Series D, 5.00%, 10/01/27	50	57,897
University of Minnesota RB, Series B, 5.00%, 12/01/29 (Call 12/01/27)	130	148,280
		1,464,614
Mississippi — 0.5%
State of Mississippi GO
Series A, 5.00%, 10/01/28 (Call 10/01/27)	210	240,022
Series A, 5.00%, 10/01/32 (PR 10/01/27)	325	374,773
Series C, 5.00%, 10/01/27 (PR 10/01/25)	90	98,971
		713,766
Missouri — 0.5%
Metropolitan St Louis Sewer District RB, Series A, 5.00%, 05/01/28 (Call 05/01/27)	210	238,049
Missouri State Board of Public Buildings GO, 5.00%, 10/01/27	300	344,351
Missouri State Environmental Improvement & Energy Resources Authority RB, 5.00%, 01/01/27 (Call 07/01/25)	45	49,069
		631,469
Nebraska — 0.6%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/27 (Call 03/01/27)	235	266,575
Nebraska Public Power District RB
5.00%, 01/01/27	100	112,570
Series A, 5.00%, 01/01/27 (Call 01/01/26)	135	148,286
Series B, 5.00%, 01/01/28 (Call 01/01/27)	50	56,143

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nebraska (continued)
Omaha Public Power District RB, Series A, 5.00%, 02/01/30 (Call 12/01/27)	$90	$102,585
University of Nebraska Facilities Corp. RB, 5.00%, 07/15/27	75	85,764
		771,923
Nevada — 2.2%
Clark County School District GOL
5.00%, 06/15/27	125	142,054
Series C, 5.00%, 06/15/27 (Call 12/15/25)	165	181,048
County of Clark NV, 5.00%, 07/01/27	150	171,156
County of Clark NV GOL
4.00%, 11/01/31 (Call 11/01/27)	160	171,943
5.00%, 06/01/27	25	28,511
5.00%, 11/01/27	225	258,618
Series B, 5.00%, 11/01/27 (Call 11/01/26)	75	84,275
County of Clark NV Passenger Facility Charge RB, Series C, 5.00%, 07/01/27	160	182,405
County of Clark NV RB
5.00%, 07/01/27	400	456,687
5.00%, 07/01/30 (Call 07/01/27)	50	56,377
County of Washoe NV RB, 5.00%, 02/01/27	35	39,457
Las Vegas Valley Water District GO, 5.00%, 06/01/27	140	160,148
Las Vegas Valley Water District GOL
5.00%, 02/01/29 (Call 02/01/27)	60	67,420
Series A, 5.00%, 06/01/27 (Call 06/01/25)	50	54,317
State of Nevada GOL
5.00%, 08/01/27	150	172,466
Series D, 5.00%, 04/01/27 (Call 04/01/25)	125	135,215
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/27	100	115,370
5.00%, 12/01/27 (Call 06/01/26)	270	300,155
Washoe County School District/NV GOL, 5.00%, 04/01/27	100	113,859
		2,891,481
New Hampshire — 0.2%
State of New Hampshire GO
Series B, 4.00%, 12/01/30 (Call 12/01/27)	120	130,202
Series D, 5.00%, 12/01/27	115	133,308
		263,510
New Jersey — 2.1%
New Jersey Economic Development Authority RB
5.00%, 06/15/27	70	77,538
Series A, 4.00%, 11/01/27 (SAP)	255	268,718
Series A, 5.00%, 11/01/27	145	161,381
New Jersey Educational Facilities Authority RB, 5.00%, 03/01/27	390	444,861
New Jersey Transportation Trust Fund Authority RB, Series B, 5.00%, 06/15/27	500	553,847
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/29 (Call 01/01/27)	200	222,638
Series A, 5.25%, 01/01/27 (AGM)	350	397,831
State of New Jersey GO
5.00%, 06/01/27	10	11,276
5.00%, 06/01/27 (Call 06/01/25)	45	48,516
Series A, 5.00%, 06/01/27	575	648,389
		2,834,995
New Mexico — 0.5%
New Mexico Finance Authority RB
5.00%, 06/01/27	100	114,640
Series A, 5.00%, 06/01/27	35	40,124
State of New Mexico GO, 5.00%, 03/01/27	150	170,817
Security	Par (000)	Value

New Mexico (continued)
State of New Mexico Severance Tax Permanent Fund RB, 5.00%, 07/01/27	$285	$327,068
		652,649
New York — 11.8%
City of New York NY GO
5.00%, 08/01/27	350	401,519
5.00%, 08/01/27 (Call 02/01/27)	200	225,880
Series 1, 5.00%, 08/01/27	180	206,496
Series 1, 5.00%, 08/01/29 (Call 08/01/27)	295	334,020
Series A, 5.00%, 08/01/27	140	160,608
Series A, 5.00%, 08/01/28 (Call 08/01/27)	335	380,835
Series A-1, 5.00%, 08/01/27	200	229,439
Series C, 5.00%, 08/01/27 (Call 02/01/26)	35	38,632
Series C, 5.00%, 08/01/28 (Call 02/01/27)	140	157,583
County of Nassau NY GOL, 5.00%, 07/01/27 (AGM)	400	456,617
Hudson Yards Infrastructure Corp. RB
Series A, 5.00%, 02/15/27	275	310,787
Series A, 5.00%, 02/15/29 (Call 02/15/27)	160	179,164
Long Island Power Authority RB, Series A, 5.00%, 09/01/27	100	114,520
Metropolitan Transportation Authority RB
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	50	54,595
Series B-2, 5.00%, 11/15/27 (CALL 11/15/26)	180	200,085
Series C-1, 5.00%, 11/15/27	250	275,233
Series C-1, 5.00%, 11/15/27 (Call 11/15/25)	70	74,618
Series D, 5.00%, 11/15/27 (Call 11/15/26)	55	60,064
New York City Municipal Water Finance Authority RB
5.00%, 06/15/27 (Call 12/15/25)	475	524,469
Series DD-2, 5.00%, 06/15/27 (Call 12/15/25)	220	242,912
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/28 (Call 07/15/27) (SAW)	240	271,789
5.00%, 07/15/31 (Call 07/15/27) (SAW)	125	139,938
Series B-1, 5.00%, 07/15/27 (SAW)	200	228,500
Series S-1, 5.00%, 07/15/29 (Call 07/15/27) (SAW)	140	158,037
Series S-3, 5.00%, 07/15/27 (SAW)	245	279,913
Series S-4A, 5.00%, 07/15/27 (SAW)	150	171,375
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/27 (Call 05/01/27)	220	249,776
5.00%, 11/01/29 (Call 11/01/27)	130	147,853
Series B-1, 5.00%, 08/01/28 (Call 08/01/27)	190	215,803
Series B-1, 5.00%, 08/01/29 (Call 08/01/27)	275	311,654
Series C, 5.00%, 11/01/27 (Call 05/01/25)	250	268,986
Series C, 5.00%, 11/01/29 (Call 05/01/27)	220	248,010
New York City Water & Sewer System RB
5.00%, 06/15/27 (CALL 06/15/25)	125	136,451
Series AA, 5.00%, 06/15/27	395	452,244
Series BB-2, 5.00%, 06/15/31 (Call 06/15/27)	200	224,461
Series FF, 5.00%, 06/15/27 (Call 06/15/25)	80	87,329
New York State Dormitory Authority RB
5.00%, 03/15/27	275	312,225
5.00%, 07/01/27	235	267,907
5.00%, 03/15/28 (Call 03/15/27)	215	241,460
5.00%, 03/15/30 (Call 03/15/27)	180	201,217
Series A, 5.00%, 02/15/27 (Call 08/15/26)	135	150,901
Series A, 5.00%, 03/15/27	230	260,737
Series A, 5.00%, 03/15/27 (Call 09/15/26)	90	101,288
Series A, 5.00%, 07/01/27 (Call 07/01/25)	200	217,608
Series A, 5.00%, 02/15/29 (Call 02/15/27)	310	347,272
Series A, 5.00%, 02/15/30 (Call 02/15/27)	215	240,472

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series B, 5.00%, 02/15/27 (Call 02/15/25)	$135	$145,480
Series B, 5.00%, 03/15/27 (Call 09/15/25)	355	387,671
Series B, 5.00%, 02/15/31 (Call 08/15/27)	250	281,649
Series D, 5.00%, 02/15/27 (Call 08/15/26)	340	380,046
Series E, 5.00%, 03/15/27	295	335,822
New York State Environmental Facilities Corp. RB
5.00%, 06/15/27	60	68,906
5.00%, 06/15/27 (CALL 06/15/26)	115	128,642
5.00%, 06/15/29 (Call 06/15/27)	205	231,567
New York State Thruway Authority RB, 5.00%, 01/01/27	155	174,344
New York State Urban Development Corp. RB
5.00%, 03/15/27	140	158,776
Series A, 5.00%, 03/15/27 (Call 03/15/26)	610	672,777
Series A, 5.00%, 03/15/28 (Call 03/15/27)	205	231,191
Series A, 5.00%, 03/15/29 (Call 03/15/27)	265	297,822
Series C, 5.00%, 03/15/31 (Call 09/15/27)	150	168,848
Port Authority of New York & New Jersey RB
4.00%, 12/01/27	85	93,401
5.00%, 11/15/31 (Call 11/15/27)	260	293,827
State of New York GO, Series A, 5.00%, 03/01/27	55	62,737
Triborough Bridge & Tunnel Authority RB
Series B, 5.00%, 11/15/27 (Call 05/15/27)	300	338,924
Series B, 5.00%, 11/15/31 (Call 05/15/27)	115	129,345
Series C-1, 5.00%, 11/15/27	200	231,001
Utility Debt Securitization Authority RB, 5.00%, 06/15/27 (CALL 06/15/25)	295	320,267
		15,694,325
North Carolina — 1.9%
City of Charlotte NC GO
5.00%, 06/01/27	120	137,748
Series A, 5.00%, 06/01/27	375	430,463
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/27	20	23,003
County of Forsyth NC RB, 5.00%, 04/01/27	100	114,099
County of Guilford NC GO
Series B, 5.00%, 05/01/27	100	114,565
Series B, 5.00%, 05/01/28 (Call 05/01/27)	100	113,940
County of Mecklenburg NC GO
5.00%, 03/01/27	130	148,410
Series A, 5.00%, 04/01/27	45	51,475
Series A, 5.00%, 04/01/28 (Call 04/01/27)	150	170,651
County of Wake NC RB
5.00%, 03/01/27	115	130,960
5.00%, 09/01/27	35	40,301
Mecklenburg County Public Facilities Corp. RB, 5.00%, 02/01/27	50	56,828
State of North Carolina GO, 5.00%, 06/01/27 (Call 06/01/26)	125	140,036
State of North Carolina RB
5.00%, 03/01/27	240	272,289
Series B, 5.00%, 05/01/27	230	262,936
Series B, 5.00%, 05/01/28 (Call 05/01/27)	260	295,611
Town of Cary NC GO, 5.00%, 09/01/27	75	86,557
		2,589,872
Ohio — 3.2%
City of Columbus OH GO
4.00%, 04/01/31 (Call 10/01/27)	115	124,573
5.00%, 04/01/27	90	102,689
5.00%, 07/01/27 (Call 07/01/26)	500	559,719
Series 3, 5.00%, 02/15/27	195	221,829
Security	Par (000)	Value

Ohio (continued)
City of Columbus OH GOL
Series 4, 5.00%, 02/15/27	$85	$96,695
Series 4, 5.00%, 02/15/28 (Call 02/15/27)	120	136,118
County of Hamilton OH Sales Tax Revenue RB, 5.00%, 12/01/27	230	264,722
Ohio State University (The) RB, Series A, 5.00%, 12/01/27	180	206,879
Ohio Turnpike & Infrastructure Commission RB
5.00%, 02/15/27	80	90,597
Series A, 5.00%, 02/15/30 (Call 02/15/27)	110	123,299
Ohio Water Development Authority RB
5.00%, 12/01/27 (Call 12/01/26)	50	56,468
Series A, 5.00%, 12/01/27	280	324,112
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/30	100	112,959
Series A, 5.00%, 06/01/29 (Call 06/01/27)	85	96,559
Series A, 5.00%, 12/01/29 (Call 06/01/27)	250	283,503
Series B, 5.00%, 06/01/27 (Call 12/01/25)	65	71,677
Series B, 5.00%, 12/01/27	150	173,632
State of Ohio GO
5.00%, 03/01/27	100	113,878
5.00%, 06/15/27	230	263,678
5.00%, 09/01/27	45	51,816
Series C, 5.00%, 08/01/27	100	114,977
Series T, 5.00%, 05/01/30 (Call 05/01/27)	285	320,698
Series U, 5.00%, 05/01/27	195	222,924
State of Ohio RB
5.00%, 12/01/27 (Call 12/01/26)	125	140,339
Series B, 5.00%, 10/01/27	35	40,267
		4,314,607
Oklahoma — 0.5%
Grand River Dam Authority RB, Series A, 5.00%, 06/01/27 (Call 12/01/26)	225	252,909
Oklahoma Turnpike Authority RB
Series E, 4.00%, 01/01/31 (Call 01/01/27)	110	117,073
Series E, 5.00%, 01/01/27	120	135,571
University of Oklahoma (The) RB, Series B, 5.00%, 07/01/27 (Call 07/01/26)	100	111,263
		616,816
Oregon — 2.2%
City of Portland OR GOL, 5.00%, 06/01/27	510	585,174
City of Portland OR Sewer System Revenue RB
5.00%, 06/15/27 (CALL 06/15/26)	100	111,703
Series A, 5.00%, 05/01/27 (Call 05/01/26)	200	222,291
County of Multnomah OR GOL, 5.00%, 06/01/29 (Call 06/01/27)	135	153,558
Hillsboro School District No.1J GO, 5.00%, 06/15/28 (Call 06/15/27) (GTD)	150	170,614
Oregon State Lottery RB, Series D, 5.00%, 04/01/27 (Call 04/01/25) (MO)	120	129,709
Portland Community College District GO, 5.00%, 06/15/27 (Call 06/15/26)	300	333,922
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/27 (Call 05/15/27)	210	239,357
Series B, 5.00%, 11/15/29 (Call 05/15/27)	145	164,418
State of Oregon GO
5.00%, 05/01/27	500	568,061
Series I, 5.00%, 08/01/28 (Call 08/01/27)	155	177,497
Series L, 5.00%, 08/01/30 (Call 08/01/27)	75	85,235
		2,941,539

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania — 2.2%
City of Philadelphia PA GO
Series A, 5.00%, 08/01/27 (Call 08/01/25)	$140	$152,730
Series B, 5.00%, 08/01/27 (Call 08/01/25)	160	174,548
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/27	130	147,164
First Series, 5.00%, 02/01/27 (Call 02/01/26)	145	159,789
First Series, 5.00%, 09/15/27 (Call 09/15/26)	255	283,977
First Series, 5.00%, 01/01/28 (Call 01/01/27)	570	643,629
Second Series, 5.00%, 09/15/27 (Call 09/15/26)	135	150,341
County of Northampton PA GO, 4.00%, 10/01/27 (Call 04/01/26)	150	161,348
Lower Merion School District GOL, 5.00%, 11/15/27 (SAW)	290	335,425
Pennsylvania Turnpike Commission RB
5.00%, 06/01/27	130	146,338
5.00%, 06/01/27 (CALL 12/01/25)	50	54,623
Series A2, 5.00%, 12/01/27	100	115,042
Series A2, 5.00%, 12/01/29 (CALL 12/01/27)	195	221,264
Series A2, 5.00%, 12/01/30 (Call 12/01/27)	125	141,135
		2,887,353
Rhode Island — 0.4%
Rhode Island Commerce Corp. RB, Series B, 5.00%, 06/15/27 (Call 06/15/26)	245	272,219
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, Series B, 5.00%, 10/01/30 (Call 10/01/27)	50	57,240
State of Rhode Island GO
Series B, 5.00%, 08/01/28 (Call 08/01/27)	150	171,135
Series B, 5.00%, 08/01/29 (Call 08/01/27)	25	28,434
		529,028
South Carolina — 0.6%
City of Charleston SC Waterworks & Sewer System Revenue RB
5.00%, 01/01/27	125	142,129
5.00%, 01/01/30 (Call 01/01/27)	100	112,264
State of South Carolina GO
5.00%, 04/01/30 (Call 10/01/27) (SAW)	410	467,905
Series A, 4.00%, 04/01/31 (Call 10/01/27) (SAW)	80	85,973
		808,271
Tennessee — 3.1%
City of Clarksville TN Water Sewer & Gas Revenue RB, 5.00%, 02/01/27	115	130,438
City of Franklin TN GO, 5.00%, 06/01/27	235	269,756
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/28 (Call 12/01/27)	145	166,244
City of Memphis TN GO, 5.00%, 05/01/27	390	444,895
County of Blount TN GO, Series B, 5.00%, 06/01/27 (Call 06/01/26)	100	111,635
County of Hamilton TN GO, Series A, 5.00%, 04/01/27	105	120,057
County of Montgomery TN GO, 5.00%, 04/01/27	125	142,324
County of Shelby TN GO
5.00%, 04/01/27	100	114,099
5.00%, 04/01/29 (Call 04/01/27)	310	349,569
Series A, 5.00%, 04/01/27	105	119,804
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/27	150	171,264
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 07/01/27	290	318,098
5.00%, 01/01/27 (Call 07/01/26)	65	72,775
5.00%, 07/01/27	145	166,403
Security	Par (000)	Value

Tennessee (continued)
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/30 (Call 07/01/27)	$235	$265,824
Series B, 5.00%, 07/01/30 (Call 07/01/27)	145	164,019
State of Tennessee GO
Series A, 5.00%, 11/01/27	105	121,539
Series B, 5.00%, 08/01/27 (Call 08/01/26)	105	118,125
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/31 (Call 11/01/27) (NPFGC)	290	326,594
Series B, 5.00%, 11/01/27 (ST INTERCEPT)	160	183,906
Series B, 5.00%, 11/01/28 (Call 11/01/27) (ST INTERCEPT)	210	239,722
		4,117,090
Texas — 8.4%
Alamo Community College District GOL, 5.00%, 08/15/30 (Call 08/15/27)	110	123,871
Aldine Independent School District GO, 5.00%, 02/15/31 (Call 02/15/27) (PSF)	155	173,058
Austin Independent School District GO, 5.00%, 08/01/27 (PSF)	365	418,727
Board of Regents of the University of Texas System RB, Series E, 5.00%, 08/15/27	210	241,726
City of Austin TX GOL
5.00%, 09/01/27	60	69,088
5.00%, 09/01/28 (Call 09/01/27)	110	125,814
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/27	120	138,601
City of Dallas TX Waterworks & Sewer System Revenue RB, Series A, 5.00%, 10/01/27 (Call 10/01/26)	155	174,164
City of Houston TX Combined Utility System Revenue RB, Series B, 5.00%, 11/15/27	120	138,535
City of Plano TX GOL, 5.00%, 09/01/31 (Call 03/01/27)	100	111,428
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.00%, 02/01/27	75	84,550
City of San Antonio TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/27	75	84,550
City of San Antonio TX GOL
5.00%, 08/01/27	60	68,955
5.00%, 08/01/28 (Call 08/01/27)	150	171,135
Clear Creek Independent School District RB, 5.00%, 02/15/27 (PSF)	115	130,446
College Station Independent School District GO, 5.00%, 08/15/27 (CALL 08/15/26)	105	117,671
Conroe Independent School District GO
5.00%, 02/15/27 (Call 02/15/26) (PSF)	100	110,731
5.00%, 02/15/30 (Call 02/15/27) (PSF)	110	123,386
Series A, 5.00%, 02/15/27 (PSF)	140	159,393
County of Fort Bend TX GOL, Series B, 5.00%, 03/01/27 (Call 03/01/26)	230	254,623
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/27 (PSF)	160	181,864
5.00%, 02/15/27 (Call 02/15/26) (PSF)	530	587,068
Dallas Area Rapid Transit RB, 5.00%, 12/01/27	110	126,546
Dallas Fort Worth International Airport RB, Series A, 5.00%, 11/01/27	185	211,748
Fort Bend Independent School District GO, 4.00%, 08/15/31 (Call 08/15/27) (PSF)	110	118,028
Harris County Toll Road Authority (The) RB, 5.00%, 08/15/27	300	344,855
Katy Independent School District GO, 5.00%, 02/15/27 (PSF)	65	73,913
Lewisville Independent School District GO, Series A, 4.00%, 08/15/27 (Call 08/15/25) (PSF)	100	105,727
Mesquite Independent School District GO, 5.00%, 08/15/29 (Call 08/15/27) (PSF)	215	243,608

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
North Texas Municipal Water District RB, 5.00%, 06/01/27 (Call 06/01/26)	$150	$167,105
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Contract Revenue Refunding Bonds RB, 5.00%, 06/01/27	55	62,533
North Texas Municipal Water District Water System Revenue RB
5.00%, 09/01/27	70	80,676
5.00%, 09/01/27 (Call 09/01/25)	70	76,458
North Texas Tollway Authority RB
Series A, 5.00%, 01/01/27 (Call 01/01/26)	135	148,630
Series B, 5.00%, 01/01/27 (Call 01/01/26)	150	164,779
Northside Independent School District GO, Series A, 5.00%, 08/15/27 (PSF)	100	114,744
Northside Independent School District RB, 5.00%, 08/15/27 (PSF)	210	240,963
Northwest Independent School District GO, 5.00%, 02/15/28 (Call 08/15/27) (PSF)	145	165,877
Permanent University Fund - Texas A&M University System RB, Series B, 5.00%, 07/01/27 (Call 07/01/25)	20	21,791
Permanent University Fund - University of Texas System RB, 5.00%, 07/01/27 (CALL 07/01/26)	100	111,783
Plano Independent School District RB, 5.00%, 02/15/27 (CALL 02/15/26) (PSF)	130	143,951
Round Rock Independent School District GO, Series A, 5.00%, 08/01/27 (PSF)	320	367,432
San Antonio Independent School District/TX GO, 5.00%, 08/15/27 (PSF)	60	68,754
San Antonio Water System RB
Series A, 5.00%, 05/15/27	100	114,127
Series A, 5.00%, 05/15/30 (Call 05/15/27)	255	285,904
Socorro Independent School District GO, Series B, 5.00%, 08/15/30 (Call 08/15/27) (PSF)	70	78,934
Spring Independent School District GO, Series A, 5.00%, 08/15/27 (Call 08/15/26)	120	133,868
State of Texas GO
5.00%, 10/01/27	150	173,052
Series A, 5.00%, 04/01/27 (Call 04/01/26)	25	27,807
Series A, 5.00%, 10/01/30 (Call 10/01/27)	135	153,908
Series B, 5.00%, 10/01/29 (Call 10/01/27)	170	194,490
Series B, 5.00%, 10/01/30 (Call 10/01/27)	125	142,507
Temple Independent School District/TX GO, 4.00%, 02/01/28 (Call 02/01/27) (PSF)	100	108,532
Texas A&M University RB
4.00%, 05/15/27 (Call 05/15/26)	150	160,387
Series C, 5.00%, 05/15/28 (Call 05/15/27)	100	113,236
Series E, 4.00%, 05/15/27 (Call 05/15/26)	85	90,886
Texas Public Finance Authority RB, 5.00%, 02/01/27	200	226,572
Texas State University System RB
5.00%, 03/15/27	165	186,894
Series A, 5.00%, 03/15/27 (Call 03/15/25)	215	231,502
Series A, 5.00%, 03/15/30 (Call 03/15/27)	130	144,961
Texas Tech University System RB, 5.00%, 02/15/27	175	198,587
Texas Transportation Commission State Highway Fund RB, 5.00%, 10/01/27 (CALL 10/01/26)	100	112,236
Texas Water Development Board RB
5.00%, 08/01/27	40	45,970
5.00%, 04/15/28 (Call 10/15/27)	315	362,018
5.00%, 08/01/30 (Call 08/01/27)	370	421,061
5.00%, 08/01/31 (Call 08/01/27)	85	96,472
Series A, 5.00%, 10/15/27	95	109,571
Series A, 5.00%, 10/15/31 (Call 10/15/27)	155	176,621
Security	Par (000)	Value

Texas (continued)
University of North Texas System RB
Series A, 5.00%, 04/15/27	$60	$67,798
Series A, 5.00%, 04/15/30 (Call 04/15/27)	160	178,218
		11,285,404
Utah — 0.9%
Central Utah Water Conservancy District RB, Series B, 5.00%, 10/01/30 (Call 10/01/27)	195	223,210
Intermountain Power Agency RB, Series A, 5.00%, 07/01/27	50	57,127
Salt Lake City Corp. RB, 5.00%, 02/01/30 (Call 02/01/27)	135	151,511
State of Utah GO, 5.00%, 07/01/28 (Call 07/01/27)	315	360,698
University of Utah (The) RB
5.00%, 08/01/27 (SAP)	95	108,984
Series A, 5.00%, 08/01/27 (Call 08/01/25)	60	65,272
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/28 (Call 03/01/27)	250	282,697
		1,249,499
Vermont — 0.1%
State of Vermont GO, Series B, 5.00%, 08/15/27	100	115,368

Virginia — 3.5%
City of Newport News VA GO, Series A, 4.00%, 08/01/31 (Call 08/01/27)	180	194,209
City of Norfolk VA GO, Series B, 4.00%, 10/01/27 (Call 10/01/26)	75	81,231
City of Richmond VA GO
5.00%, 03/01/27	155	176,437
5.00%, 07/15/27	60	68,886
County of Arlington VA GO, 5.00%, 06/15/27	150	171,889
County of Fairfax VA GO, 4.00%, 10/01/27	275	304,643
County of Henrico VA GO, Series A, 5.00%, 08/01/27 (SAW)	65	74,836
County of Loudoun VA GO
5.00%, 12/01/27	90	104,179
Series A, 5.00%, 12/01/27 (SAW)	110	127,330
Fairfax County Industrial Development Authority RB, 5.00%, 05/15/27	200	227,370
Hampton Roads Sanitation District RB, Series A, 5.00%, 10/01/29 (Call 10/01/27)	210	239,257
Virginia College Building Authority RB
5.00%, 02/01/27	160	181,775
Series A, 5.00%, 09/01/27	100	114,781
Series A, 5.00%, 09/01/27 (Call 09/01/26) (ST INTERCEPT)	290	325,218
Series A, 5.00%, 09/01/27 (PR 09/01/26) (ST INTERCEPT)	5	5,605
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/27 (Call 09/15/26)	40	45,000
5.00%, 09/15/27	120	138,903
5.00%, 09/15/27 (Call 09/15/26)	110	123,239
5.00%, 05/15/31 (Call 11/15/27)	140	159,147
Series A, 5.00%, 05/15/27	350	402,211
Series A, 5.00%, 05/15/29 (Call 11/15/27)	315	360,940
Series A, 5.00%, 05/15/30 (Call 11/15/27)	185	211,009
Virginia Public Building Authority RB
5.00%, 08/01/27	145	162,230
Series A, 4.00%, 08/01/27	30	33,037
Series A, 4.00%, 08/01/31 (CALL 08/01/27)	265	285,270
Virginia Public School Authority RB, 5.00%, 08/01/27 (SAW)	100	114,874
Virginia Resources Authority RB
5.00%, 11/01/27	60	69,386
5.00%, 11/01/27 (PR 11/01/25)	105	115,716
		4,618,608

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington — 5.0%
Auburn School District No. 408 of King & Pierce Counties GOL, 5.00%, 12/01/31 (Call 12/01/27) (GTD)	$160	$181,899
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/27 (Call 11/01/26)	100	112,671
City of Seattle GO, 5.00%, 06/01/27	170	184,973
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 04/01/27 (Call 04/01/26)	145	161,278
City of Seattle WA GOL
5.00%, 12/01/27	85	98,532
Series A, 5.00%, 05/01/27	280	320,782
City of Seattle WA Municipal Light & Power Revenue RB
Series A, 5.00%, 07/01/27	205	235,571
Series B, 5.00%, 04/01/27 (Call 04/01/26)	160	177,962
Clark County School District No. 114 Evergreen GO, 5.00%, 12/01/27 (GTD)	155	179,249
County of King WA GOL
5.00%, 07/01/27 (Call 01/01/25)	160	172,109
5.00%, 12/01/27	120	138,773
Series E, 5.00%, 12/01/27 (Call 12/01/25)	90	99,153
County of King WA Sewer Revenue RB
5.00%, 07/01/27 (Call 01/01/26)	45	49,648
Series B, 5.00%, 07/01/27 (Call 07/01/26)	110	123,138
Energy Northwest RB
Series A, 5.00%, 07/01/27	60	68,704
Series A, 5.00%, 07/01/29 (Call 07/01/27)	275	312,129
Series C, 5.00%, 07/01/27	325	372,149
King County School District No. 405 Bellevue GO, 5.00%, 12/01/27 (Call 12/01/26) (GTD)	205	231,246
King County School District No. 414 Lake Washington GO, 4.00%, 12/01/27 (GTD)	290	320,735
Kitsap County School District No. 401 Central Kitsap GO, 5.00%, 12/01/27 (GTD)	40	46,214
Pierce County School District No. 402 Franklin Pierce GO, 5.00%, 12/01/29 (Call 12/01/27) (GTD)	170	195,757
Port of Seattle WA, 5.00%, 01/01/29 (Call 01/01/27)	200	225,230
Port of Seattle WA RB, 5.00%, 02/01/27 (Call 02/01/26)	170	187,278
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/28 (Call 12/01/27) (GTD)	125	143,666
Spokane County School District No. 81 Spokane GO, 5.00%, 12/01/28 (Call 12/01/27) (GTD)	220	254,056
State of Washington COP, Series B, 5.00%, 07/01/27	115	130,988
State of Washington GO
5.00%, 02/01/27	195	221,628
5.00%, 08/01/27	140	160,968
Series A, 5.00%, 08/01/31 (Call 08/01/27)	135	152,124
Series D, 5.00%, 02/01/27	100	113,656
Series E, 5.00%, 07/01/27 (Call 01/01/25)	75	80,602
Series R, 5.00%, 08/01/27	350	402,420
Series R, 5.00%, 08/01/27 (Call 08/01/26)	200	224,175
Series R-2018-C, 5.00%, 08/01/29 (Call 08/01/27)	390	443,418
University of Washington RB, Series B, 5.00%, 06/01/27 (Call 06/01/25)	95	102,846
Security	Par/ Shares (000)	Value

Washington (continued)
Washington State University RB, 5.00%, 04/01/27 (Call 04/01/25)	$35	$37,671
		6,663,398
West Virginia — 1.0%
State of West Virginia GO
Series A, 5.00%, 06/01/27	200	228,982
Series A, 5.00%, 12/01/27	115	132,928
West Virginia Commissioner of Highways RB
5.00%, 09/01/27	165	188,529
5.00%, 09/01/29 (Call 09/01/27)	210	237,378
Series A, 5.00%, 09/01/29 (Call 09/01/27)	260	293,897
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/27 (Call 07/01/25)	245	267,080
		1,348,794
Wisconsin — 1.8%
Milwaukee Metropolitan Sewerage District GO, Series A, 5.00%, 10/01/27 (Call 10/01/26)	150	168,995
State of Wisconsin GO
5.00%, 05/01/27 (Call 05/01/25)	75	81,261
5.00%, 11/01/31 (Call 05/01/27)	125	140,609
Series 2, 4.00%, 11/01/27 (Call 05/01/26)	130	140,037
Series 2, 5.00%, 11/01/27 (Call 05/01/26)	220	244,351
Series 3, 5.00%, 11/01/30 (Call 05/01/27)	190	214,233
State of Wisconsin RB, Series A, 5.00%, 05/01/27	300	342,227
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/27	140	160,949
Series 1, 5.00%, 07/01/28 (Call 07/01/27)	150	171,722
Series 2, 5.00%, 07/01/30 (Call 07/01/27)	320	362,931
Series 2, 5.00%, 07/01/31 (Call 07/01/27)	340	384,250
		2,411,565
Total Long-Term Investments — 98.4%
(Cost: $133,453,334)		131,379,178

Short-Term Securities

Money Market Funds — 2.2%
BlackRock Liquidity Funds: MuniCash, 0.96%(b)(c)	2,850	2,850,631

Total Short-Term Securities — 2.2%
(Cost: $2,850,572)		2,850,631

Total Investments in Securities — 100.6%
(Cost: $136,303,906)		134,229,809

Liabilities in Excess of Other Assets — (0.6)%		(744,317)

Net Assets — 100.0%		$133,485,492

(a)	Zero-coupon bond.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
July 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$281,268	$2,568,593	(a)	$—	$711	$59	$2,850,631	2,850	$2,508	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$131,379,178	$—	$131,379,178
Money Market Funds	2,850,631	—	—	2,850,631
	$2,850,631	$131,379,178	$—	$134,229,809

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.	PR	Prerefunded
COP	Certificates of Participation	PSF	Permanent School Fund
GO	General Obligation	RB	Revenue Bond
GOL	General Obligation Limited	SAP	Subject to Appropriations
GTD	Guaranteed	SAW	State Aid Withholding
MO	Moral Obligation	ST	Special Tax
NPFGC	National Public Finance Guarantee Corp.